Document And Entity Information	Aug. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2024
Entity Registrant Name	Bitwise Bitcoin ETF
Entity Central Index Key	0001763415
Entity Emerging Growth Company	true
Entity File Number	001-41902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-6613214
Entity Address, Address Line One	250 Montgomery Street, Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	707-3663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Bitwise Bitcoin ETF Shares
Trading Symbol	BITB
Security Exchange Name	NYSEArca